Fees Summary	Mar. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 34,569,650
Previously Paid Amount	0.00
Total Fee Amount	4,774.07
Total Offset Amount	0.00
Net Fee	4,774.07
Narrative - Max Aggregate Offering Price	$ 34,569,650
Final Prospectus	true